Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Carbon Collective Climate Solutions U.S. Equity ETF
Shareholder Report [Line Items]
Fund Name	Carbon Collective Climate Solutions U.S. Equity ETF
Class Name	Carbon Collective Climate Solutions U.S. Equity ETF
Trading Symbol	CCSO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carbon Collective Climate Solutions U.S. Equity ETF (the "Fund") for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.carboncollectivefunds.com/ccso/. You can also request this information by contacting us at (833) 794-0140 or by writing to the Carbon Collective Climate Solutions U.S. Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 794-0140
Additional Information Website	www.carboncollectivefunds.com/ccso/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Carbon Collective Climate Solutions U.S. Equity ETF	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 31,098,000
Holdings Count | Holdings	125
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$31,098
Number of Holdings	125
Portfolio Turnover	22%

Holdings [Text Block]	Sector Breakdown - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Waste Management, Inc.	5.4
Republic Services, Inc.	5.3
Tesla, Inc.	5.1
GE Vernova, Inc.	5.1
Waste Connections, Inc.	4.9
Southern Copper Corp.	4.9
Johnson Controls International PLC	4.9
Quanta Services, Inc.	4.8
Carrier Global Corp.	4.7
Nucor Corp.	3.1

Carbon Collective Short Duration Green Bond ETF
Shareholder Report [Line Items]
Fund Name	Carbon Collective Short Duration Green Bond ETF
Class Name	Carbon Collective Short Duration Green Bond ETF
Trading Symbol	CCSB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carbon Collective Short Duration Green Bond ETF (the "Fund") for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.carboncollectivefunds.com/ccsb/. You can also request this information by contacting us at (833) 794-0140 or by writing to the Carbon Collective Short Duration Green Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 794-0140
Additional Information Website	www.carboncollectivefunds.com/ccsb/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Carbon Collective Short Duration Green Bond ETF	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 15,701,000
Holdings Count | Holdings	30
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$15,701
Number of Holdings	30
Portfolio Turnover	67%

Holdings [Text Block]	Sector Breakdown - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
AES Corp., 1.38%, 01/15/2026	6.2
Public Service Co. of Oklahoma, 2.20%, 08/15/2031	4.0
Goldman Sachs Group, Inc., 0.86% (SOFR + 0.61%), 02/12/2026	4.0
Avagrind, Inc., 3.20%, 04/15/2025	4.0
JPMorgan Chase & Co., 6.07% (SOFR + 1.33%), 10/22/2027	3.9
State Street Corp., 5.75% (SOFR + 1.35%), 11/04/2026	3.2
Santander Holdings USA, Inc., 5.81% (SOFR + 2.33%), 09/09/2026	3.2
Ambipar Lux Sarl, 9.88%, 02/06/2031	3.2
NextEra Energy Capital Holdings, Inc., 5.20% (SOFR + 0.80%), 02/04/2028	3.2
Sonoco Products Co., 1.80%, 02/01/2025	3.2